Leisure Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.14%	14.12%		13.62%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	4.11%		5.74%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.58%	3.42%		4.63%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.79%	2.89%		4.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.18%	3.88%		6.02%